Variable Interest Entities - Schedule of unconsolidated variable interest entities (Details) - VIE not primary beneficiary - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable interest entities
On-balance sheet exposure	$ 22,426	$ 16,724
Off-balance sheet exposure - undrawn commitments	2,768	3,791
Maximum exposure to loss	$ 25,194	$ 20,515